Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Nominal Value In Dollars [Member] USD ($)	Dec. 31, 2012 Nominal Value In Dollars [Member] USD ($)	Jun. 30, 2013 Nominal Value In Euros [Member] EUR (€)	Dec. 31, 2012 Nominal Value In Euros [Member] EUR (€)	Dec. 31, 2012 United States of America, Dollars [Member] USD ($)	Dec. 31, 2011 United States of America, Dollars [Member] USD ($)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2011 Euro [Member] EUR (€)
Ordinary shares, nominal value			$ 0.000115	$ 0.000115	€ 1	€ 1	$ 0.000115	$ 0.000115	€ 1	€ 1
Ordinary shares, shares authorized			4,000,000,000	4,000,000,000	40,000	40,000	4,000,000,000	4,000,000,000	40,000	40,000
Ordinary shares, shares issued			175,276,936	173,178,733	40,000	40,000	173,178,733	173,829,693	40,000	40,000
Preference shares, nominal value	$ 0.000115	$ 0.000115					$ 0.000115	$ 0.000115
Preference shares, shares authorized	1,000,000,000	1,000,000,000					1,000,000,000	1,000,000,000
Preference shares, shares issued	0	0
Treasury shares, at cost			$ 0.000115	$ 0.000115	€ 1	€ 1			€ 1	€ 1
Treasury shares			46,408	46,408	40,000	40,000	46,408	46,408	40,000	40,000